Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Maturities of Long-Term Debt	Maturities of long-term debt (including related parties) as of March 31, 2021 are as follows:
2021 (April to December)	$1,112,021
2022	307,371
2023	35,467
2024	403,526
2025	14,082
Total	$1,872,467
Maturities of long-term debt (including related parties) as of December 31, 2020 are as follows:
2021	$1,074,067
2022	184,237
2023	46,147
2024	230,000
2025	15,640
Total	$1,550,091